Principal Accounting Policies (Intangible Assets) (Details) (CNY)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Upfront Licensing Fees [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	7 years
Upfront Licensing Fees [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Software and Copyrights [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Software and Copyrights [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	1 year
Software Technologies [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	6 years
Software Technologies [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	0.5 year
Game Engines [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years
Game Engines [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	3 years
Non-compete Agreements [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
Non-compete Agreements [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2.5 years
Customer Databases [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5.5 years
Customer Databases [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years
Trademarks [Member] | Maximum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years
Trademarks [Member] | Minimum [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	5 years
In-progress Research and Development [Member]
Intangible Assets [Line Items]
Intangible assets, estimated useful lives	Indefinite life and subject to impairment testing until completed or abandoned
Indefinite-lived intangible assets, gross	6,000,000	[1]	95,218,000	[1]
Accumulated impairment of indefinite-lived intangible assets	6,000,000
Indefinite-lived intangible assets, reclassified	89,200,000		0
Net book value of indefinite-lived intangible assets	0

[1]	Software technologies includes assets reclassified from in-progress research and development with indefinite life after completion of the associated research and development efforts. Amounts reclassified were nil and RMB 89.2 million during 2011 and 2012, respectively. The remaining RMB6 million of in-progress research and development had been impaired (via accumulated impairment) prior to December 31, 2011.